Organization and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Weighted Average Number of Anti-dilutive Shares

The following table presents the weighted average number of anti-dilutive shares excluded from the calculation of diluted net loss attributable to common stockholders for each period presented:

	Nine Months Ended September 30,
	2011	2012
	(in thousands)

Options to purchase common stock	6,754	7,872
Common stock warrants	532	266
Series C preferred stock warrants	30	68
Exchangeable common stock	3,627	2,849
Conversion of convertible preferred stock	19,828	15,920

Total	30,771	26,975

The following table presents the weighted average number of anti-dilutive shares excluded from the calculation of diluted net loss attributable to common stockholders for each period presented:

	Years Ended December 31,
	2009	2010	2011
	(in thousands)
Options to purchase common stock	6,319	6,809	7,426
Common stock warrants	555	516	354
Series C preferred stock warrants	30	30	68
Exchangeable common stock	3,628	3,628	3,626
Conversion of convertible preferred stock	19,828	19,828	19,828

Total	30,360	30,811	31,302